Fees to the appointed auditor (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fees to the appointed auditor
Total fees to the appointed auditor	kr 124	kr 14	kr 17
Deloitte
Fees to the appointed auditor
Audit fees	121	10	10
Audit-related fees	1	1	1
Consultation, all other fees	1	3	6
Total fees to the appointed auditor	123	14	17
Other elected auditors
Fees to the appointed auditor
Audit fees	1
Total fees to the appointed auditor	1
Continuing operations
Fees to the appointed auditor
Audit fees	103	7	5
Audit-related fees	1	0	1
Consultation, all other fees	1	3	6
Total fees to the appointed auditor	105	10	12
Tax-related consultation fees	0	0	0
Discontinued operations
Fees to the appointed auditor
Total fees to the appointed auditor	kr 19	kr 4	kr 5